Asset Retirement Obligation (Schedule of Change In Asset Retirement Obligation) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Asset Retirement Obligation [Abstract]
Asset Retirement Obligation, Beginning of Year	$ 921	$ 820
Liabilities Incurred	43	43
Liabilities Settled	(90)	(111)
Change in Estimated Future Cash Outflows	28	132
Accretion of asset retirement obligation	53	50	46
Foreign Currency Translation and Other	14	(13)
Asset Retirement Obligation, End of Year	$ 969	$ 921	$ 820